Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,135,000
Previously Paid Amount	0.00
Total Fee Amount	6,371.24
Total Offset Amount	0.00
Net Fee	6,371.24
Narrative - Max Aggregate Offering Price	$ 46,135,000
Final Prospectus	true